Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

Available-for-sale securities:

	December 31, 2017
	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	$ in thousands
Government and corporate bonds:
Classified as long-term*	7,969	7,888	9	(90)

	December 31, 2016
	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	$ in thousands
Government and corporate bonds:
Classified as long-term*	7,146	7,012	9	(143)

*	Mature in less than five years.

Balance and Changes in Allowance

Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Balance at beginning of year	3,708	2,893	3,432
Increase (decrease) during the year	962	1,174	(206)
Bad debt written off	(1,556)	(359)	(333)

Balance at end of year	3,114	3,708	2,893

Accounts Payable and Accruals Other
d.	Accounts payable and accruals - other

	December 31
	2017	2016
	$ in thousands
Employees and employee institutions	44,637	35,832
Government departments and agencies	17,760	25,492
Derivative liabilities	1,214	9,619
Accrued expenses	59,627	43,392
Sundry	272	357

	123,510	114,692

Schedule of Deferred Revenue
e.	Deferred income

	December 31
	2017	2016
	$ in thousands
Deferred income relating to warranty and installations commitments*	32,084	24,177
Other deferred income	5,361	4,399

	37,445	28,576

*	The changes in deferred income relating to warranty and installation commitments:

Changes in Deferred Revenues

	December 31
	2017	2016
	$ in thousands
Balance at beginning of year	24,177	22,221
Revenue recognized during the year	(34,849)	(35,901)
Deferred income acquired		321
Deferred income relating to new sales	42,756	37,536

Balance at end of year	32,084	24,177

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	December 31
	2017	2016	2015
	$ in thousands
Accumulated loss in respect of derivative instruments designated for cash flows hedge, net of tax	333	(9,087)	(1,477)
Accumulated realized and unrealized loss on available-for-sale securities, net of tax	(81)	(134)	(29)

	252	(9,221)	(1,506)